                             MERRILL LYNCH LIFE                                                    ML LIFE INSURANCE
                             INSURANCE COMPANY                                                    COMPANY OF NEW YORK
                             -----------------                                                    -------------------
                MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT                         ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT

                       SUPPLEMENT DATED APRIL 9, 2002                                       SUPPLEMENT DATED APRIL 9, 2002
                                   TO THE                                                               TO THE
                       PROSPECTUSES DATED MAY 1, 2001                                      PROSPECTUSES DATED APRIL 30, 1991
                                    FOR                                                                   FOR
                               INVESTOR LIFE                                                         PRIME PLAN V
                             INVESTOR LIFE PLUS                                                      PRIME PLAN VI
                             ESTATE INVESTOR I                                                       PRIME PLAN 7
                             ESTATE INVESTOR II                                                   PRIME PLAN INVESTOR

            MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II                   ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II

                       SUPPLEMENT DATED APRIL 9, 2002                                       SUPPLEMENT DATED APRIL 9, 2002
                                   TO THE                                                               TO THE
                        PROSPECTUS DATED MAY 1, 2001                                        PROSPECTUSES DATED MAY 1, 2001
                                    FOR                                                                   FOR
                                PRIME PLAN V                                                         INVESTOR LIFE
                                                                                                  INVESTOR LIFE PLUS
                       SUPPLEMENT DATED APRIL 9, 2002
                                   TO THE
                     PROSPECTUSES DATED JANUARY 2, 1991
                                    FOR
                               PRIME PLAN VI

                       SUPPLEMENT DATED APRIL 9, 2002
                                   TO THE
                     PROSPECTUSES DATED APRIL 30, 1991
                                    FOR
                                PRIME PLAN 7
                            PRIME PLAN INVESTOR

        As you were previously notified by Supplement dated March 20, 2002, Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("MLLICNY") intend to substitute shares of the Core Bond Strategy Portfolio of the Merrill Lynch Series Fund, Inc. ("Series Fund") for Class A shares of the Global Bond Focus Fund of the Merrill Lynch Variable Series Funds, Inc. ("Variable Series Funds").

        The substitutions are scheduled to occur after the close of business on April 30, 2002. Any investment base remaining invested in the Global Bond Focus Fund at that time will be reallocated to the Core Bond Strategy Portfolio of the Series Fund. Prior to the substitution, you may reallocate your investment base in the Global Bond Focus Fund to the other available investment divisions without charge. While MLLIC and MLLICNY have reserved the right to limit reallocations, neither currently imposes any such limitations and will not exercise any rights under the respective Contract to impose any restrictions on reallocations until at least 30 days after the substitution.